SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Severance pay:
Severance expense	$ 160	$ 165	$ 155
Government grants:
Amount of royalty-bearing government grants			10
Basic and diluted net earnings (loss) per share:
Options included in calculation of diluted net earnings per Ordinary Share	61,736	52,707
Derivatives and hedging:
Call and put option contracts	2,400	3,750	5,350
Profit (expense) on derivatives	(65)	(47)	(10)
Value of call and put option contracts	$ 900
Developed Technology [Member] | Minimum [Member]
Intangible assets:
Amortization period	4 years
Developed Technology [Member] | Maximum [Member]
Intangible assets:
Amortization period	8 years
Customer Relationships [Member] | Minimum [Member]
Intangible assets:
Amortization period	6 years
Customer Relationships [Member] | Maximum [Member]
Intangible assets:
Amortization period	8 years
Brand Names [Member]
Intangible assets:
Amortization period	11 years